Assumptions to Estimate Fair Value of Stock Acquisition Rights on the Date of Grant Used in Black-Scholes Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011 Year
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.15%	0.13%
Expected volatility	34.04%	59.55%
Expected remaining term (in years)	2.34	2.00
Expected dividend yield	5.66%	4.55%
Mizuho Trust & Banking Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.15%
Expected volatility		47.67%
Expected remaining term (in years)		2.00
Expected dividend yield		1.37%
Mizuho Securities Company Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.18%
Expected volatility		50.47%
Expected remaining term (in years)		3.27
Expected dividend yield		2.42%